CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income	$ 5,105	$ 5,195
Items that may be reclassified to net income
Financial contracts and power sale agreements	(354)	1,917
Marketable securities	210	(773)
Equity accounted investments	106	(508)
Foreign currency translation	1,770	(1,932)
Income taxes	78	(310)
Other comprehensive income that may be reclassified to net income	1,810	(1,606)
Items that will not be reclassified to net income
Revaluation of property, plant and equipment	1,489	5,387
Revaluation of pension obligations	(11)	308
Equity accounted investments	581	360
Marketable securities	39	(207)
Income taxes	(178)	(1,213)
Other comprehensive income that will not be reclassified to net income	1,920	4,635
Other comprehensive income	3,730	3,029
Comprehensive income	8,835	8,224
Attributable to:
Net income attributable to shareholders	1,130	2,056
Other comprehensive income (loss)	803	(263)
Comprehensive income	1,933	1,793
Net income	3,975	3,139
Other comprehensive income	2,927	3,292
Comprehensive income	$ 6,902	$ 6,431